29. EMPLOYEE BENEFIT PLANS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans	$ 900	$ 800
Description of medical trend rate	For certain Canadian post-retirement benefits, the medical trend rate for drugs was assumed to be 6.50% in 2018, decreasing by 0.25% per annum to an ultimate rate of 4.50% per annum in 2026 and thereafter.
Expected contributions for next fiscal year	$ 7,100
Expected defined contributions for next fiscal year	$ 400
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15 years
Weighted average duration of current service cost	22 years
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years
Weighted average duration of current service cost	27 years